Loss Per Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Loss Per Share
4.	LOSS PER SHARE

Basic loss per share is computed by dividing loss available to common shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur, if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, or resulted in the issuance of ordinary shares that shared in the earnings of the entity.

Components of basic and diluted earnings per share were as follows for the six months ended June 30, 2020 and 2019:

	Six Months Ended	Six Months Ended
	June 30, 2020	June 30, 2019
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to the Company	$(7,676,645)	$(1,815,273)
Denominator:
Weighted average outstanding ordinary shares-Basic*	7,075,611	6,960,053
Weighted average outstanding ordinary shares- Diluted*	7,075,611	6,960,053
Loss per share attributable to the Company*
Basic	$(1.08)	$(0.24)
Diluted	$(1.08)	$(0.24)

*On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.

These incremental shares were added to denominator for the period that stock options were outstanding due to the average market price of the Company’s stock in the period exceeded the exercise prices of the stock options granted to the Company’s employees and various consultants. The incremental shares were computed under the treasury stock method. The EPS calculation excluded the if-converted shares from the convertible promissory note or exercised shares from detachable warrant associated with the convertible promissory note based on the Company’s recent stock prices, which were significantly below the stated convertible price and among other conversion prices of alternative conversions or exercise price of the warrant. There were 296,900 stock options for employees and 68,334 stock options/warrants for nonemployees outstanding that were not included in the computation of dilutive weighted- average shares outstanding for the six months ended June 30, 2020, because the effect would be anti-dilutive.